Right-of-Use Asset and Lease Liability (Details)	Oct. 31, 2023 USD ($)
Right of Use Asset and Lease Liability [Abstract]
Right-of use asset	$ 319,521
Lease liability	$ 319,521
Percentage of borrowing rate	10.02%